Average Annual Total Returns		12 Months Ended	31 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Value Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.91%	15.87%
Russell 1000® Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.37%	22.17%
iShares Large Cap Value Active ETF II
Prospectus [Line Items]
Average Annual Return, Percent		19.97%	18.44%
Performance Inception Date			May 19, 2023
iShares Large Cap Value Active ETF II | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	19.55%	17.99%
Performance Inception Date	[3]		May 19, 2023
iShares Large Cap Value Active ETF II | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.08%	14.41%
Performance Inception Date	[3]		May 19, 2023

[1]
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment.

[2]
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 93% of investable U.S. equities by market capitalization.

[3]
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Predecessor Fund shares. As a result, Predecessor Fund returns after taxes on distributions and sales of Predecessor Fund shares may exceed Predecessor Fund returns before taxes and/or returns after taxes on distributions.